Cover	Aug. 12, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 12, 2026
Entity File Number	001-40498
Entity Registrant Name	Century Therapeutics, Inc.
Entity Central Index Key	0001850119
Entity Tax Identification Number	84-2040295
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	25 North 38th Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	267
Local Phone Number	817-5790
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IPSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	25 North 38th Street
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA